Long-Term Incentive Plans - Summary of Amount of Compensation Expense Recognized (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended		9 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014 MRD [Member] Restricted Stock [Member]	Sep. 30, 2013 MRD [Member] Restricted Stock [Member]	Sep. 30, 2014 MEMP [Member]	Sep. 30, 2013 MEMP [Member]
Compensation Related Costs Disclosure [Line Items]
Amortization of MEMP equity awards	$ 3,557	$ 1,423	$ 1,487		$ 5,387	$ 2,322